Cover	May 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 14, 2026
Entity File Number	001-42388
Entity Registrant Name	DATACENTREX, INC.
Entity Central Index Key	0001853825
Entity Tax Identification Number	85-3651036
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	470 W 200 N STE 18
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84103
City Area Code	(800)
Local Phone Number	403-6150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	DTCX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false